Consolidated Balance Sheets - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Current assets
Cash and cash equivalents	$ 641,018	$ 709,209
Restricted cash	44	110
Term deposits	195,085	86,706
Short-term investments	1,312,942	819,229
Accounts receivable, net of allowance of US$408 and US$585 as of May 31, 2016 and 2017, respectively	3,343	3,747
Inventory, net	31,742	27,303
Prepaid expenses and other current assets, net	119,397	99,677
Amounts due from related parties, current	5,948	4,539
Long-term investments due within one year	16,743	118,816
Total current assets	2,326,262	1,869,336
Restricted cash, non-current	3,608	3,811
Property and equipment, net	282,800	237,698
Land use rights, net	3,668	3,906
Amounts due from related parties, non-current	1,748	1,741
Long-term deposit	24,023	14,901
Long-term prepaid rent	849	235
Intangible assets, net	4,005	2,618
Goodwill, net	14,083	10,545
Long-term investments, net	217,259	178,863
Deferred tax assets, non-current, net	28,858	24,341
Other non-current assets	17,816	6,839
Total assets	2,924,979	2,354,834
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to the Company of US$21,318 and US$24,138 as of May 31, 2016 and 2017, respectively)	24,258	21,395
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$192,332 and US$238,864 as of May 31, 2016 and 2017, respectively)	260,700	217,044
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to the Company of US$30,899 and US$40,306 as of May 31, 2016 and 2017, respectively)	51,045	32,806
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to the Company of US$29 and US$48 as of May 31, 2016 and 2017, respectively)	48	42
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$616,299 and US$833,932 as of May 31, 2016 and 2017, respectively)	866,630	646,903
Total current liabilities	1,202,681	918,190
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$1,432 and US$2,174 as of May 31, 2016 and 2017, respectively)	2,220	1,982
Total liabilities	1,204,901	920,172
Commitments and Contingencies (Note 18)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2016 and 2017; 158,379,387 shares issued as of May 31, 2016 and 2017; 157,439,397 and 157,687,444 shares outstanding as of May 31, 2016 and 2017, respectively)	1,584	1,584
Treasury stock	(7)	(9)
Additional paid-in capital	249,126	223,422
Statutory reserves	219,975	184,697
Retained earnings	1,171,109	931,930
Accumulated other comprehensive income	39,161	62,948
Total New Oriental Education & Technology Group Inc. shareholders' equity	1,680,948	1,404,572
Noncontrolling interests	39,130	30,090
Total equity	1,720,078	1,434,662
Total liabilities and equity	$ 2,924,979	$ 2,354,834